UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
 (Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 86.7%
Brazil: 8.9%
243,000	BR Malls Participacoes S.A.	2,482,665
180,000	BR Properties S.A.	1,635,102
70,000	Cielo S.A.	1,559,899
90,000	International Meal Co. Holdings S.A.	571,998
240,000	Localiza Rent a Car S.A.	3,178,301
124,000	Marisa Lojas S.A.	1,430,427
47,000	Petroleo Brasileiro S.A. (ADR)	1,055,150
250,000	Rossi Residencial S.A.	1,167,398

		13,080,940

Canada: 1.1%
48,500	First Quantum Minerals Ltd.	645,648
42,000	Pacific Rubiales Energy Corp.	889,780

		1,535,428

China / Hong Kong: 18.2%
1,860,000	Brilliance China Automotive Holdings Ltd. *	1,442,118
1,800,000	China Hongqiao Group Ltd. *	891,270
4,520,000	China Minsheng Banking Corp. Ltd. #	2,749,410
1,140,000	China Minzhong Food Corp. Ltd. (SGD) * #	758,927
3,825,000	China Qinfa Group Ltd. * #	948,987
1,820,000	Dah Chong Hong Holdings Ltd. #	1,861,154
19,098,500	ERA Mining Machinery Ltd. * #	1,284,664
8,065,800	EVA Precision Industrial Holdings Ltd. #	2,031,093
91,000	Focus Media Holding (ADR)	1,527,890
675,000	Galaxy Entertainment Group Ltd. * #	975,615
1,430,000	Haier Electronics Group Co. Ltd. #	990,260
46,100	Home Inns & Hotels Management, Inc. (ADR) *	1,187,997
1,663,181	Noble Group Ltd. (SGD) #	1,659,299
10,710,000	PCD Stores Ltd. #	1,328,251
26,305,000	REXLot Holdings Ltd. #	1,580,252
156,500	Tencent Holdings Ltd. #	3,238,230
1,778,200	Tiangong International Co. Ltd. #	287,738
920,000	Want Want China Holdings Ltd. #	822,613
1,250,000	Yingde Gases #	1,131,771

		26,697,539

Georgia: 0.8%
90,000	Bank of Georgia (GDR)	1,106,896

India: 6.5%
165,000	Educomp Solutions Ltd. #	794,358
1,280,000	Gujarat NRE Coke Ltd. #	624,845
1,713,606	Hirco Plc (GBP) *	1,691,790
58,000	Mahindra & Mahindra Ltd. #	946,543
480,000	Mundra Port & Special Economic Zone Ltd. #	1,603,404
160,000	Pantaloon Retail India Ltd. #	738,795
192,769	Shriram Transport Finance Co. Ltd. #	2,385,228
280,000	Sintex Industries Ltd. #	724,000

		9,508,963

Indonesia: 4.0%
275,000	Astra International Tbk PT #	1,965,834
2,910,000	Bank Rakyat Indonesia Tbk PT #	1,905,377
4,380,000	Borneo Lumbung Energi & Metal Tbk PT * #	437,037
7,150,000	Bumi Resources Tbk PT #	1,558,457

		5,866,705

Ireland: 0.2%
1,500,000	San Leon Energy Plc (GBP) #	335,687

VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Israel: 0.3%
182,500	Queenco Leisure International Ltd. (GDR) * § 144A	490,131

Luxembourg: 1.5%
1,103,000	L’Occitane International S.A. (HKD) * #	2,224,461

Malaysia: 0.6%
985,000	AirAsia Bhd * #	923,434

Mexico: 1.3%
580,000	Corp GEO S.A.B de C.V. *	749,860
692,200	Genomma Lab Internacional, S.A. de C.V. *	1,141,484

		1,891,344

Mongolia: 0.8%
1,360,000	Mongolian Mining Corp. (HKD) * #	1,212,793

Panama: 1.5%
35,500	Copa Holdings S.A. (Class A) (USD)	2,175,085

Philippines: 0.2%
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	323,888

Portugal: 0.7%
65,000	Jeronimo Martins, SGPS, S.A. #	1,015,065

Russia: 5.7%
65,000	CTC Media, Inc. (USD)	578,500
109,900	Globaltrans Investment Plc (GDR) #	1,493,331
46,000	Lukoil (ADR)	2,318,426
48,000	Nomos-Bank (USD) *	926,400
857,000	Sberbank RF	1,854,067
41,000	X5 Retail Group N.V. (GDR) * #	1,129,899

		8,300,623

Singapore: 2.1%
1,960,000	CSE Global Ltd. #	1,223,378
1,122,727	Olam International Ltd. #	1,913,192

		3,136,570

South Africa: 3.1%
75,000	African Rainbow Minerals Ltd. #	1,603,663
118,000	Imperial Holdings Ltd. #	1,533,876
34,000	Sasol Ltd. #	1,394,394

		4,531,933

South Korea: 13.5%
216,000	DGB Financial Group, Inc. *	2,557,786
136,000	Doosan Infracore Co. Ltd. * #	2,046,926
19,960	Hyundai Department Store Co. Ltd. #	2,792,694
10,900	Hyundai Mobis Co. Ltd. * #	3,087,277
50,000	Kia Motors Corp. #	2,981,606
100,000	KT Corp. (ADR)	1,478,000
4,200	Lotte Shopping Co. * #	1,416,586
4,950	Samsung Electronics Co. Ltd. #	3,456,369

		19,817,244

Taiwan: 6.6%
287,000	Catcher Technology Co. Ltd. #	1,643,191
210,000	China Ecotek Corp. #	371,506
432,000	Chroma ATE, Inc. #	885,192
62,425	HTC Corp. #	1,370,659
880,888	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,869,409
1,293,200	Uni-President Enterprises Corp. #	1,658,835
734,982	Wistron NeWeb Corp. #	1,786,420

		9,585,212

Thailand: 3.1%
450,000	Kasikornbank PCL #	1,678,113
2,455,000	Tisco Financial Group Plc #	2,819,500

		4,497,613

Turkey: 2.8%
185,000	Koza Altin Isletmeleri A.S.	2,201,440
541,627	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #	419,598

VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

200,000	Turkiye Halk Bankasi A.S. #	1,427,377

		4,048,415

United Kingdom: 2.7%
575,000	Afren Plc * #	721,347
111,000	African Minerals Ltd. * #	660,704
1,990,000	Bellzone Mining Plc * #	797,577
500,000	Cove Energy Plc #	586,848
145,000	International Personal Finance Plc #	500,255
36,300	Zhaikmunai LP (GDR) *	267,075
65,700	Zhaikmunai LP (GDR) *	483,384

		4,017,190

United States: 0.5%
9,000	Cummins, Inc.	734,940

Total Common Stocks (Cost: $145,507,299)		127,058,099

PREFERRED STOCKS: 4.5%
Brazil: 4.5%
106,000	Anhanguera Educacional Participacoes S.A.	1,364,287
67,000	Santos Brasil Participacoes S.A.	855,205
132,700	Vale Fertilizantes S.A.	1,716,402
125,064	Vale S.A.	2,609,366

Total Preferred Stocks (Cost: $4,041,763)		6,545,260

SHORT-TERM INVESTMENTS: 5.8%
(Cost: $8,571,219)
8,571,220	AIM Treasury Portfolio - Institutional Class	$8,571,220
Total Investments: 97.0% (Cost: $158,120,281)		142,174,579
Other assets less liabilities: 3.0%		4,345,677

NET ASSETS: 100.0%		$146,520,256

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $86,313,304 which represents 58.9% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $490,131 which represents 0.3% of net assets.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $490,131, or 0.3% of net assets.

Restricted securities held by the Fund as of September 30, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR) 144A	07/03/2007	182,500	$3,481,828	$490,131	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	9.8%	$13,931,603

Communications	7.0	9,979,699

Consumer, Cyclical	19.0	27,024,903

Consumer, Non-cyclical	13.5	19,225,572

Diversified	4.1	5,778,329

Energy	8.1	11,448,186

Financial	19.4	27,630,850

Industrial	9.2	13,110,112

Technology	3.9	5,474,105

Money Market Fund	6.0	8,571,220

	100.0%	$142,174,579

VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of September 30, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$13,080,940	$—	$—	$13,080,940

Canada	1,535,428	—	—	1,535,428

China / Hong Kong	5,049,275	21,648,264	—	26,697,539

Georgia	1,106,896	—	—	1,106,896

India	1,691,790	7,817,173	—	9,508,963

Indonesia	—	5,866,705	—	5,866,705

Ireland	—	335,687	—	335,687

Israel	490,131	—	—	490,131

Luxembourg	—	2,224,461	—	2,224,461

Malaysia	—	923,434	—	923,434

Mexico	1,891,344	—	—	1,891,344

Mongolia	—	1,212,793	—	1,212,793

Panama	2,175,085	—	—	2,175,085

Philippines	323,888	—	—	323,888

Portugal	—	1,015,065	—	1,015,065

Russia	5,677,393	2,623,230	—	8,300,623

Singapore	—	3,136,570	—	3,136,570

South Africa	—	4,531,933	—	4,531,933

South Korea	4,035,786	15,781,458	—	19,817,244

Taiwan	—	9,585,212	—	9,585,212

Thailand	—	4,497,613	—	4,497,613

Turkey	2,201,440	1,846,975	—	4,048,415

United Kingdom	750,459	3,266,731	—	4,017,190

United States	734,940	—	—	734,940

Preferred Stock

Brazil	6,545,260	—	—	6,545,260

Money Market Fund	8,571,220	—	—	8,571,220

Total	$55,861,275	$86,313,304	$—	$142,174,579

See Note to Schedule of Investments

VIP EMERGING MARKETS FUND

NOTE TO SCHEDULE OF INVESTMENTS
September 30, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund’s may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes—For Federal income tax purposes, the identified cost of investments owned at September 30, 2011 was $164,405,729 and net unrealized depreciation aggregated $(22,231,150) of which $19,735,384 related to appreciated securities and $(41,966,534) related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2011

By Bruce J. Smith, Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 29, 2011